Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by business unit (audited) (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 25	£ 71
Increase (decrease) in profit for the year due to reasonable possibly decrease	(73)	(158)
Head Office
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(15)	5
Increase (decrease) in profit for the year due to reasonable possibly decrease	15	(5)
Barclays UK
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	15	(2)
Increase (decrease) in profit for the year due to reasonable possibly decrease	(59)	(54)
Barclays International
Disclosure of operating segments [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	25	68
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (29)	£ (99)